Non-controlling interests	12 Months Ended
Dec. 31, 2022
Non-controlling interests
Non-controlling interests

24.         Non-controlling interests

As of December 31, 2021, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2021
		US$
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	—
Xinyuan Property Management Service (Cayman) Ltd.	47.14%	(72,201,420)
Taicang Pengchi Real Estate Co., Limited. (Note 18 (a))	83.00%	(36,937,776)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 18 (a.b))	80.00%	(40,429,789)
Henan Renxin Real Estate Co., Ltd.	49.00%	—
Suzhou Yefang Real Estate Co., Limited. (Note 18(a.b))	79.99%	(12,542,785)
Zhengzhou Xinhe Real Estate Co., Ltd	20.00%	756,256
Others		2,224,788

Total		(159,130,726)

As of December 31, 2022, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2022
		US$
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	—
Xinyuan Property Management Service (Cayman) Ltd.	40.53%	(78,177,157)
Taicang Pengchi Real Estate Co., Limited. (Note 18 (a))	83.00%	(33,861,921)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 18 (a.b))	80.00%	(36,302,338)
Henan Renxin Real Estate Co., Ltd.	49.00%	—
Suzhou Yefang Real Estate Co., Limited. (Note 18(a.b))	79.99%	(11,482,112)
Zhengzhou Xinhe Real Estate Co., Ltd	20.00%	1,650,839
Others		5,498,759

Total		(152,673,930)